Amounts Subject to Enforceable Netting Arrangements (Detail) In Millions, unless otherwise specified	Sep. 30, 2014 USD ($)	Sep. 30, 2014 INR		Mar. 31, 2014 INR
Financial Instruments [Line Items]
Derivative assets, gross amounts		85,507.2		142,479.3
Derivative assets, amounts offset		0		0
Derivative assets, net amounts reported in the balance sheet		85,507.2		142,479.3
Derivative assets, financial instruments		63,569.4		101,787.6
Derivative assets, financial collateral		2,796.6	[1]	9,191.9	[1]
Derivative assets, net amount	309.1	19,141.2		31,499.8
Securities purchased under agreements to resell, gross amounts	618.8	38,316.1		57,322.6
Securities purchased under agreements to resell, amounts offset		0		0
Securities purchased under agreements to resell, net amounts reported in the balance sheet		38,316.1		57,322.6
Securities purchased under agreements to resell, financial instruments		0		0
Securities purchased under agreements to resell, financial collateral		38,316.1		57,322.6	[1]
Securities purchased under agreements to resell, net amount	0	0		0
Derivative liabilities, gross amounts		76,726.8		124,176.3
Derivative liabilities, amounts offset		0		0
Derivative liabilities, net amounts reported in the balance sheet		76,726.8		124,176.3
Derivative liabilities, financial instruments		63,569.4		101,787.6
Derivative liabilities, financial collateral		0	[1]	305.3	[1]
Derivative liabilities, net amount	212.5	13,157.4		22,083.4
Securities sold under repurchase agreements, gross amounts	242.2	15,000.0		0
Securities sold under repurchase agreements, amounts offset		0
Securities sold under repurchase agreements, net amounts reported in the balance sheet		15,000.0
Securities sold under repurchase agreements, financial instruments		0
Securities sold under repurchase agreements, financial collateral		15,000.0	[1]
Securities sold under repurchase agreements, net amount	$ 0	0

[1]	Comprised of securities and cash collaterals. These amounts are limited to the asset/ liability balance, and accordingly, do not include excess collateral received/ pledged.